LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information of Leases

Leases	Balance Sheet Classification	December 31, 2019
		(In thousands)
Assets:
Right-of-use assets	Right-of-use assets, net	$138,608

Liabilities:
Current lease liabilities	Accrued expenses and other current liabilities	$23,188
Long-term lease liabilities	Other long-term liabilities	168,321
Total lease liabilities		$191,509

Schedule of Lease Cost and Other Information

Lease Expense	Income Statement Classification	Year Ended December 31, 2019
		(In thousands)
Fixed lease expense	Cost of revenue	$547
Fixed lease expense	Selling and marketing expense	10,613
Fixed lease expense	General and administrative expense	17,751
Fixed lease expense	Product development expense	1,502
Total fixed lease expense (a)		30,413
Variable lease expense	Cost of revenue	83
Variable lease expense	Selling and marketing expense	1,573
Variable lease expense	General and administrative expense	5,729
Variable lease expense	Product development expense	391
Total variable lease expense		7,776
Net lease expense		$38,189
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(a) Includes approximately $2.2 million of short-term lease expense and $7.6 million of sublease income for the year ended December 31, 2019.

Year Ended December 31, 2019
(In thousands)
Other Information:
Right-of-use assets obtained in exchange for lease liabilities	$61,657
Cash paid for amounts included in the measurement of lease liabilities	$35,321

Schedule of Maturities of Operating Lease Liabilities	Maturities of lease liabilities as of December 31, 2019 (in thousands) (b):

Years Ended December 31,
2020	$32,688
2021	30,200
2022	27,543
2023	25,838
2024	23,318
Thereafter	221,479
Total	361,066
Less: interest	169,557
Present value of lease liabilities	$191,509
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(b)    Lease payments exclude $37.3 million of legally binding minimum lease payments for leases signed but not yet commenced.

Schedule of Weighted-Average Lease Term and Discount Rate of Leases	The following are the weighted average assumptions used for lease term and discount rate as of December 31, 2019:

Remaining lease term	17.4 years
Discount rate	6.12%